Operating Leases (Details 1) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 38
2021	77
2022	79
2023	3
Total future minimum lease payments	197
Imputed interest	(28)	$ (37)
Total	$ 169